UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE

SERIES FUNDS INC

SALOMON BROTHERS VARIABLE

HIGH YIELD BOND FUND

FORM N-Q

MARCH 31, 2005

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited)	March 31, 2005

FACE AMOUNT†	SECURITY	VALUE
CORPORATE BONDS AND NOTES - 70.3%
Basic Industries - 12.2%
165,000	Abitibi-Consolidated, Inc., Debentures, 8.850% due 8/1/30	$155,513
175,000	Acetex Corp., Sr. Notes., 10.875% due 8/1/09	187,250
200,000	Ainsworth Lumber Co. Ltd., 7.250% due 10/1/12 (a)	197,000
25,000	Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11	27,313
100,000	AK Steel Corp., 7.875% due 2/15/09 (b)	98,500
	Aleris International, Inc.:
150,000	Secured Notes, 10.375% due 10/15/10	167,250
25,000	Sr. Notes, 9.000% due 11/15/14 (a)	26,375
150,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13 (b)	136,125
	Appleton Papers, Inc.:
100,000	Sr. Notes, 8.125% due 6/15/11	103,750
75,000	Sr. Sub. Notes, Series B, 9.750% due 6/15/14	78,750
150,000	Applied Extrusion Technologies, Inc., Sr. Notes, Series B, 10.750% due 7/1/11 (b)	83,438
163,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (a)	186,635
150,000	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	169,875
100,000	Blue Ridge Paper Products, Inc., Secured Notes, 9.500% due 12/15/08 (b)	100,500
175,000	Bowater Inc., Notes, 6.500% due 6/15/13 (b)	167,563
	Buckeye Technologies Inc., Sr. Sub. Notes (b):
65,000	9.250% due 9/15/08	65,000
100,000	8.000% due 10/15/10	99,500
50,000	Compass Minerals Group, Inc., Sr. Sub. Notes, 10.000% due 8/15/11	54,625
200,000	Equistar Chemicals L.P./Equistar Funding Corp., Sr. Notes, 10.625% due 5/1/11	225,500
100,000	FMC Corp., Medium-Term Notes, Series A, 7.000% due 5/15/08	105,750
100,000	Hercules Inc., Sr. Sub. Notes, 6.750% due 10/15/29	98,500
150,000	Huntsman Advanced Materials LLC, Secured Notes, 11.000% due 7/15/10 (a)	172,875
	Huntsman International LLC:
75,000	Sr. Notes, 9.875% due 3/1/09	81,375
150,000	Sr. Sub. Notes, 10.125% due 7/1/09 (b)	156,750
150,000	ISP Chemco, Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	163,125
75,000	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	77,438
175,000	Koppers, Inc., Sr. Secured Notes, 9.875% due 10/15/13	196,000
175,000	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12 (b)	202,125
75,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12 (b)	87,000
160,000	Millennium America, Inc., Sr. Notes, 9.250% due 6/15/08 (b)	172,400
300,000	Mueller Holdings Inc., Discount Notes, (zero coupon until 4/15/09, 14.750% thereafter), due 4/15/14 (d)	208,500
175,000	Newark Group, Inc., Sr. Sub. Notes, 9.750% due 3/15/14	178,500
150,000	NewMarket Corp., Sr. Notes, 8.875% due 5/1/10	161,250
225,000	Novelis Inc., Sr. Notes, 7.250% due 2/15/15 (a)	221,625
175,000	OM Group Inc., Sr. Sub. Notes, 9.250% due 12/15/11	181,125
175,000	OMI Corp., 7.625% due 12/1/13	182,656
150,000	Owens-Brockway Glass Container Inc., Sr. Secured Notes, 7.750% due 5/15/11	157,875
265,000	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	295,475
	Pliant Corp.:
75,000	2nd Priority Lien Sr. Secured Notes, 11.125% due 9/1/09	75,375
50,000	Secured Notes, (zero coupon until 12/15/06, 11.125% thereafter), due 6/15/09	45,250
170,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10 (b)	126,650
	Resolution Performance Products LLC (b):
50,000	Sr. Secured Notes, 9.500% due 4/15/10	53,500
125,000	Sr. Sub. Notes, 13.500% due 11/15/10	135,625
	Rhodia S.A. (b):
	Sr. Notes:
50,000	7.625% due 6/1/10	49,500
75,000	10.250% due 6/1/10	82,125
100,000	Sr. Sub. Notes, 8.875% due 6/1/11	97,750
150,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	144,750
	Smurfit-Stone Container Enterprises, Inc., Sr. Notes:
25,000	9.750% due 2/1/11	26,875
225,000	8.375% due 7/1/12	233,438
25,000	7.375% due 7/15/14	24,875
150,000	Tekni-Plex Inc., Sr. Secured Notes, 8.750% due 11/15/13 (a)(b)	142,875

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT†	SECURITY	VALUE
Basics Industries - 12.2% (continued)
150,000	Titan Corp., 8.000% due 5/15/11	$156,750
67,000	United Agri Products, Sr. Notes, 8.250% due 12/15/11 (d)	70,015
49,000	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	53,839
	Wolverine Tube Inc.:
25,000	10.500% due 4/1/09 (b)	26,500
50,000	Sr. Notes, 7.375% due 8/1/08 (a)	48,500

		7,024,998

Consumer Cyclicals - 6.0%
175,000	AMF Bowling Worldwide Inc., Sr. Sub. Notes, 10.000% due 3/1/10	180,250
175,000	Carrols Corp., Sr. Sub Notes, 9.000% due 1/15/13 (a)	181,125
275,000	Cinemark, Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14 (d)	196,625
100,000	Corrections Corporation of America, Sr. Notes, 6.250% due 3/15/13 (a)	96,500
175,000	CSK Auto Inc., Sr. Sub. Notes, 7.000% due 1/15/14	166,031
150,000	Equinox Holdings, Inc., Sr. Notes, 9.000% due 12/15/09 (b)	158,250
100,000	Eye Care Centers of America, Inc., Sr. Sub. Notes, 10.750% due 2/15/15 (a)	96,000
150,000	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12 (b)	142,500
100,000	Friendly Ice Cream Corp., Sr. Notes, 8.375% due 6/15/12 (b)	95,500
225,000	Gaylord Entertainment Co., Sr. Notes, 6.750% due 11/15/14 (a)	214,313
175,000	General Nutrition Centers Inc., Sr. Sub. Notes, 8.500% due 12/1/10	149,625
38,000	Host Marriot Corp., Sr. Notes, Series B, 7.875% due 8/1/08 (b)	38,950
	Host Marriott L.P., Sr. Notes:
300,000	7.125% due 11/1/13	299,250
50,000	Series I, 9.500% due 1/15/07 (b)	53,000
150,000	Interface, Inc., Sr. Sub. Notes, 9.500% due 2/1/14 (b)	158,625
50,000	John Q. Hammons Hotels L.P., 1st Mortgage Sr. Notes, Series B, 8.875% due 5/15/12	53,875
100,000	Leslie’s Poolmart, Sr. Notes, 7.750% due 2/1/13 (a)	101,500
	Levi Strauss & Co., Sr. Notes (b):
50,000	7.730% due 4/1/12 (a)	49,375
85,000	12.250% due 12/15/12	93,075
150,000	9.750% due 1/15/15 (a)	148,125
25,000	Loews Cineplex Entertainment Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (a)	25,000
	Meristar Hospitality Operating Partnership L.P./Meristar Hospitality Finance Corp. III, Sr. Notes:
50,000	9.000% due 1/15/08 (b)	52,000
125,000	9.125% due 1/15/11	131,250
50,000	PETCO Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11	56,250
	Saks Inc.:
50,000	9.875% due 10/1/11	54,250
35,000	7.000% due 12/1/13	31,850
200,000	Sbarro, Inc., Sr. Sub. Notes, 11.000% due 9/15/09 (b)	194,000
	Six Flags Inc., Sr. Notes (b):
75,000	9.750% due 4/15/13	70,313
100,000	9.625% due 6/1/14	92,750
100,000	Tommy Hilfiger U.S.A., 6.850% due 6/1/08	101,750

		3,481,907

Consumer Non-Cyclicals - 13.8%
150,000	aaiPharma Inc., Sr. Sub. Notes, 12.000% due 4/1/10 (b)(d)	74,250
75,000	Ahold Finance U.S.A. Inc., Notes, 8.250% due 7/15/10	82,688
46,590	Ahold Lease U.S.A., Inc., Pass-Through Certificates, Series 2001-A-1, 7.820% due 1/2/20 (e)	50,114
75,000	Allied Security Escrow Corp., 11.375% due 7/15/11 (a)	77,250
150,000	AmeriPath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13	150,000
150,000	Ameristar Casinos Inc., Sr. Sub. Notes, 10.750% due 2/15/09	164,625
58,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08 (b)	58,870
175,000	Boyd Gaming Corp., Sr. Sub. Notes, 6.750% due 4/15/14 (b)	173,688
	Caesars Entertainment Inc.:
100,000	Sr. Notes, 7.000% due 4/15/13 (b)	107,750
	Sr. Sub. Notes:
50,000	9.375% due 2/15/07	53,313
100,000	8.125% due 5/15/11 (b)	111,250

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT†	SECURITY	VALUE
Consumer Non-Cyclicals - 13.8% (continued)
66,509	Dade Behring Holdings Inc., 11.910% due 10/3/10	$72,827
100,000	Davita Inc., Sr. Sub. Notes, 7.250% due 3/15/15 (a)	98,500
	Doane Pet Care Co.:
25,000	Sr. Notes, 10.750% due 3/1/10 (b)	26,625
150,000	Sr. Sub. Notes, 9.750% due 5/15/07	147,750
75,000	Extendicare Health Services, Inc., Sr. Sub. Notes, 9.500% due 7/1/10 (b)	82,406
175,000	FTD, Inc., Sr. Sub. Notes, 7.750% due 2/15/14	180,250
200,000	Genesis HealthCare Corp., Sr. Sub. Notes, 8.000% due 10/15/13	219,000
175,000	Global Cash Access LLC, Sr. Sub. Notes, 8.750% due 3/15/12	186,375
	HCA Inc.:
350,000	Debentures, 7.050% due 12/1/27	335,905
100,000	Notes, 6.375% due 1/15/15 (b)	99,764
175,000	Herbst Gaming, Inc., Sr. Sub. Notes, 8.125% due 6/1/12	182,875
125,000	Hines Nurseries Inc., 10.250% due 10/1/11	135,625
165,000	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08 (b)	136,950
250,000	IASIS Healthcare LLC, Sr. Sub. Notes, 8.750% due 6/15/14	261,875
100,000	Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12 (b)	70,500
150,000	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	177,000
75,000	InSight Health Services Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11 (b)	73,875
200,000	Isle of Capri Casinos, Sr. Sub. Notes, 7.000% due 3/1/14	199,000
120,000	Jafra Cosmetics International Inc., Sr. Sub. Notes, 10.750% due 5/15/11	138,600
175,000	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	188,563
175,000	Las Vegas Sands Corp., Sr. Notes, 6.375% due 2/15/15 (a)	166,906
175,000	Medical Device Manufacturing Inc., Series B, 10.000% due 7/15/12 (a)	188,125
	MGM Mirage:
125,000	9.750% due 6/1/07 (b)	135,000
25,000	Sr. Notes, 6.750% due 9/1/12	25,313
175,000	Sr. Sub. Notes, 8.375% due 2/1/11 (b)	189,875
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes:
75,000	7.125% due 8/15/14	75,563
125,000	6.875% due 2/15/15 (a)	124,375
175,000	National Mentor Inc., Sr. Sub. Notes, 9.625% due 12/1/12 (a)	183,313
75,000	Pilgrim’s Pride Corp., 9.250% due 11/15/13	82,875
	Pinnacle Entertainment Inc.:
100,000	8.750% due 10/1/13 (b)	104,000
75,000	Sr. Sub. Notes, 8.250% due 3/15/12	75,375
225,000	Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (a)(b)	193,500
150,000	Playtex Products Inc., 9.375% due 6/1/11 (b)	156,750
175,000	Riddell Bell Holdings Inc., 8.375% due 10/1/12 (a)	180,250
	Rite Aid Corp.:
25,000	Notes, 7.125% due 1/15/07	25,125
195,000	Sr. Notes, 11.250% due 7/1/08	208,650
100,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	104,750
150,000	Simmons Bedding Co., Sr. Sub. Notes, 7.875% due 1/15/14 (b)	153,750
375,000	Station Casinos Inc., Sr. Sub. Notes, 6.875% due 3/1/16	377,344
50,000	Swift & Co., 10.125% due 10/1/09	55,125
50,000	Sybron Dental Specialties, Inc., 8.125% due 6/15/12	53,875
	Tenet Healthcare Corp.:
225,000	Notes, 7.375% due 2/1/13 (b)	213,188
	Sr. Notes:
75,000	6.500% due 6/1/12	69,375
75,000	6.875% due 11/15/31	60,375
200,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (a)	208,750
50,000	Vicar Operating Inc., Sr. Sub. Notes, 9.875% due 12/1/09	54,375
150,000	VWR International, Inc., Sr. Notes, 8.000% due 4/15/14	152,625
175,000	Warner Chilcott Corp., 8.750% due 2/1/15 (a)	176,750

		7,913,340

Energy - 7.0%
	Chesapeake Energy Corp., Sr. Notes:
275,000	7.500% due 6/15/14	292,188
50,000	7.000% due 8/15/14 (b)	51,750
150,000	DLI Acquisition Corp., 8.000% due 2/1/12	144,750
50,000	Dresser-Rand Group, Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (a)	50,250

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT†	SECURITY	VALUE
Energy - 7.0% (continued)
	Dynegy Holdings Inc.:
	Debentures:
225,000	7.125% due 5/15/18 (b)	$177,750
250,000	7.625% due 10/15/26	194,063
	Secured Notes:
150,000	9.875% due 7/15/10 (a)	161,438
75,000	10.125% due 7/15/13 (a)	82,125
	El Paso Corp.:
	Medium-Term Notes:
300,000	7.800% due 8/1/31	283,500
100,000	7.750% due 1/15/32	94,750
275,000	Notes, 7.875% due 6/15/12 (b)	275,000
200,000	Exco Resources, Inc., Sr. Notes, 7.250% due 1/15/11	204,000
225,000	Forest Oil Corp., Sr. Notes, 8.000% due 12/15/11	248,625
	Hanover Compressor Co.:
150,000	8.625% due 12/15/10	157,500
125,000	Sub. Notes, zero coupon (yield to maturity at issue, 11.000%), due 3/31/07	110,625
100,000	Holly Energy Partners L.P., Sr. Notes, 6.250% due 3/1/15 (a)	96,500
150,000	Key Energy Services Inc., Series C, 8.375% due 3/1/08	156,188
215,000	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12 (b)	241,875
100,000	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	107,000
100,000	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	104,750
150,000	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	163,500
175,000	Vintage Petroleum Inc., Sr. Sub. Notes, 7.875% due 5/15/11 (b)	186,375
	The Williams Cos. Inc., Notes:
75,000	7.625% due 7/15/19	81,563
125,000	7.875% due 9/1/21 (b)	136,875
200,000	8.750% due 3/15/32	238,500

		4,041,440

Financial - 0.0%
123,463	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (e)	0

Housing Related - 0.9%
125,000	Associated Materials Inc., 9.750% due 4/15/12	135,000
100,000	Norcraft Cos. L.P., Sr. Sub. Notes, 9.000% due 11/1/11	104,000
100,000	Nortek Inc., Sr. Sub. Notes, 8.500% due 9/1/14	97,000
175,000	Ply Gem Industries Inc., Sr. Sub. Notes, 9.000% due 2/15/12	166,250

		502,250

Manufacturing - 7.6%
275,000	Alliant Techsystems, Inc., Sr. Notes, 8.500% due 5/15/11	292,875
75,000	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (a)	80,250
225,000	DI Finance/DynCorp International LLC, Sr. Sub. Notes, 9.500% due 2/15/13 (a)	219,656
	DRS Technologies Inc., Sr. Sub. Notes:
25,000	6.875% due 11/1/13 (a)	25,125
175,000	6.875% due 11/1/13 (b)	175,875
450,000	Ford Motor Co., Notes, 7.450% due 7/16/31 (b)	408,163
150,000	General Binding Corp., 9.375% due 6/1/08	151,500
	General Motors Acceptance Corp.:
525,000	Bonds, 8.000% due 11/1/31	458,339
350,000	Debentures, 8.375% due 7/15/33 (b)	300,231
50,000	Notes, 6.750% due 12/1/14 (b)	43,263
175,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (a)(b)	178,937
175,000	Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.750% due 11/1/13	176,750
125,000	Kinetek Inc., Sr. Notes, Series D, 10.750% due 11/15/06	115,312
360,000	L-3 Communications Corp., Sr. Sub. Notes, 7.625% due 6/15/12	384,300
50,000	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	54,125
150,000	MOOG Inc., Sr. Sub. Notes, 6.250% due 1/15/15	147,750
125,000	Rexnord Corp., 10.125% due 12/15/12	138,125
150,000	Sensus Metering Systems, Inc., Sr. Sub. Notes, 8.625% due 12/15/13	154,125
	Sequa Corp., Sr. Notes:
250,000	9.000% due 8/1/09	268,750
75,000	Series B, 8.875% due 4/1/08 (b)	79,125

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT†	SECURITY	VALUE
Manufacturing - 7.6% (continued)
50,000	Tenneco Automotive Inc., Secured Notes, Series B, 10.250% due 7/15/13 (b)	$56,000
	Terex Corp.:
75,000	Series B, 10.375% due 4/1/11 (b)	81,938
75,000	Sr. Sub. Notes, 9.250% due 7/15/11	82,125
189,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	204,120
108,000	Wesco Distribution Inc., Sr. Sub. Notes, Series B, 9.125% due 6/1/08 (b)	111,285

		4,388,044

Media - 7.8%
175,000	Atlantic Broadband Finance LLC, Sr. Sub. Notes, 9.375% due 1/15/14 (a)(b)	168,875
	Cablevision Systems Corp., Sr. Notes (a):
225,000	6.669% due 4/1/09 (b)(d)	239,625
50,000	8.000% due 4/15/12 (e)	51,625
175,000	Cadmus Communication Corp., Sr. Sub. Notes, 8.375% due 6/15/14	183,750
200,000	Canwest Media Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (a)	211,500
175,000	CBD Media Holding, LLC, Sr. Notes, 9.250% due 7/15/12 (a)(b)	179,375
	Charter Communications Holding, LLC:
	Sr. Discount Notes:
145,000	9.920% due 4/1/11 (b)	112,012
100,000	Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10 (b)(e)	86,250
125,000	Zero coupon until 1/15/06, (13.500% thereafter), due 1/15/11 (d)	100,625
450,000	Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11 (b)(e)	312,750
35,000	Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12 (b)(e)	22,050
	Sr. Notes:
100,000	10.250% due 1/15/10	80,750
25,000	10.000% due 5/15/11 (b)	19,312
75,000	CSC Holdings Inc., Sr. Sub. Debentures, 10.500% due 5/15/16	82,875
25,000	Dex Media East LLC/Dex Media East Finance Co., 9.875% due 11/15/09	27,625
425,000	Dex Media Inc., Discount Notes, (zero coupon until 11/15/08, 9.000% thereafter) due 11/15/13 (b)(d)	325,125
73,000	Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13	81,760
75,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	81,562
	Echostar DBS Corp.:
300,000	6.625% due 10/1/14 (a)	291,375
49,000	Sr. Notes, 9.125% due 1/15/09	52,552
75,000	Houghton Mifflin Co., Sr. Discount Notes, (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13 (b)(d)	52,500
	InSight Midwest L.P., Sr. Notes (b):
25,000	9.750% due 10/1/09	26,187
110,000	10.500% due 11/1/10	118,250
100,000	Interep National Radio Sales Inc., Series B, 10.000% due 7/1/08 (b)	79,250
150,000	Lodgenet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	164,250
80,000	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13 (b)	86,000
100,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13 (b)	100,250
65,000	Nexstar Finance Holdings LLC, Sr. Discount Notes, (zero coupon until 4/1/08, 11.375% thereafter), due 4/1/13 (b)(d)	51,350
150,000	NextMedia Operating Inc., Sr. Sub. Notes, 10.750% due 7/1/11	164,437
75,000	PanAmSat Corp., 9.000% due 8/15/14	79,500
75,000	R.H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (a)	86,812
125,000	Radio One Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11 (b)	134,375
125,000	Rainbow National Services LLC., Sr. Sub. Debentures, 10.375% due 9/1/14	140,312
150,000	Spanish Broadcasting System, 9.625% due 11/1/09	157,500
200,000	Vertis Inc., Secured Notes, 9.750% due 4/1/09	210,000
	Yell Finance B.V.:
130,000	Sr. Discount Notes, (zero coupon until 8/1/06, 13.500% thereafter), due 8/1/11 (d)	130,000
23,000	Sr. Notes, 10.750% due 8/1/11 (b)	26,019

		4,518,365

Services and Other - 2.3%
	Allied Waste North America, Inc., Sr. Notes, Series B:
50,000	8.500% due 12/1/08	51,500
100,000	9.250% due 9/1/12	107,500
225,000	7.375% due 4/15/14 (b)	204,750
100,000	7.250% due 3/15/15 (a)	95,500
50,000	Brand Services Inc., Sr. Notes, 12.000% due 10/15/12	55,750
	Cenveo Corp. (b):
100,000	9.625% due 3/15/12	107,000

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT†	SECURITY	VALUE
Services and Other - 2.3% (continued)
100,000	Sr. Sub. Notes, 7.875% due 12/1/13	$89,750
	Iron Mountain Inc., Sr. Sub. Notes:
75,000	8.625% due 4/1/13	76,125
350,000	7.750% due 1/15/15	347,375
	Muzak LLC:
125,000	Sr. Notes, 10.000% due 2/15/09	103,125
50,000	Sr. Sub. Notes, 9.875% due 3/15/09 (b)	22,750
125,000	Safety-Kleen Services, Inc., Sr. Sub. Notes, 9.250% due 6/1/08 (c)	500
67,000	SITEL Corp., Sr. Sub. Notes, 9.250% due 3/15/06	67,335

		1,328,960

Technology - 1.3%
	Amkor Technology Inc. (b):
	Sr. Notes:
25,000	9.250% due 2/15/08	24,000
50,000	7.125% due 3/15/11	42,375
125,000	Sr. Sub. Notes, 10.500% due 5/1/09 (b)	112,500
475,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (b)	412,062
125,000	Seagate Technology HDD Holdings, Sr. Notes, 8.000% due 5/15/09 (b)	133,437

		724,374

Telecommunications - 6.9%
169,000	Alamosa Delaware Inc., Sr. Discount Notes, (zero coupon until 7/31/05, 12.000% thereafter), due 7/31/09 (d)	184,632
	American Tower Corp., Sr. Notes:
121,000	9.375% due 2/1/09 (b)	127,655
75,000	7.500% due 5/1/12 (b)	76,500
175,000	AT&T Corp., Sr. Notes, 9.750% due 11/15/31	214,375
150,000	Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14 (b)	154,500
	Crown Castle International Corp., Sr. Notes:
75,000	9.375% due 8/1/11	81,937
90,000	10.750% due 8/1/11 (b)	96,525
520,000	7.500% due 12/1/13 (b)	573,300
50,000	Series B, 7.500% due 12/1/13 (b)	55,125
75,000	Intelsat Bermuda Ltd., Sr. Notes, 7.805% due 1/15/12 (a)	76,500
290,000	MCI Inc., Sr. Notes, 7.735% due 5/1/14	319,725
	Nextel Communications, Inc., Sr. Notes:
150,000	6.875% due 10/31/13	157,125
375,000	7.375% due 8/1/15	397,969
150,000	Qwest Corp., Notes, 9.125% due 3/15/12 (a)	163,875
	Qwest Services Corp., Notes (a):
450,000	14.000% due 12/15/10	523,125
52,000	14.500% due 12/15/14	63,050
200,000	Rogers Wireless Inc., Secured Notes, 7.500% due 3/15/15	207,500
	SBA Communications Corp.:
125,000	Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter), due 12/15/11 (d)	108,437
75,000	Sr. Notes, 8.500% due 12/1/12 (a)	78,000
75,000	SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10	78,562
125,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	143,125
125,000	Zeus Special Subsidiary Ltd., Sr. Discount Notes, (zero coupon until 2/1/10, 9.250% thereafter), due 2/1/15 (a)	79,687

		3,961,229

Transportation - 0.2%
	Continental Airlines, Inc., Pass-Through Certificates:
100,000	Series 98-3, 7.250% due 11/1/05	95,264
35,602	Series 981C, 6.541% due 9/15/08	32,721

		127,985

Utilities - 4.3%
	The AES Corp., Sr. Notes:
50,000	9.500% due 6/1/09	54,937
250,000	9.375% due 9/15/10	276,875
25,000	7.750% due 3/1/14	25,937
151,000	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, Series A, 10.250% due 11/15/07 (a)	167,610
	Calpine Corp. (b):
320,000	2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (a)	252,800
50,000	Sr. Notes, 7.875% due 4/1/08	36,500
100,000	Calpine Generating Co. LLC, Secured Notes, 11.169% due 4/1/11 (d)	96,000

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT†		SECURITY	VALUE
Utilities - 4.3% (continued)
		Edison Mission Energy, Sr. Notes:
25,000		10.000% due 8/15/08	$27,906
125,000		7.730% due 6/15/09	130,937
175,000		9.875% due 4/15/11 (b)	203,000
		Mirant Americas Generation, LLC, Sr. Notes (c):
50,000		7.625% due 5/1/06	56,750
300,000		8.300% due 5/1/11	336,000
125,000		9.125% due 5/1/31	136,562
274,000		NRG Energy Inc., 2nd Priority Sr. Secured Notes, 8.000% due 12/15/13 (a)	291,125
		Reliant Energy Inc., Secured Notes:
150,000		9.250% due 7/15/10	161,250
175,000		9.500% due 7/15/13	191,187

			2,445,376

		TOTAL CORPORATE BONDS AND NOTES (Cost - $40,109,815)	40,458,268

CONVERTIBLE BOND - 0.1%
Telecommunications - 0.1%
50,000		American Tower Corp., Notes, 5.000% due 2/15/10 (Cost - $24,627)	49,687

SOVEREIGN BONDS - 19.5%
Argentina - 0.8%

		Republic of Argentina ‡(c):
5,000	DEM	7.875% due 7/29/05	1,015
5,000	DEM	11.250% due 4/10/06	1,063
5,000	DEM	10.250% due 1/26/07	2,138
5,000	EUR	8.000% due 2/26/08	2,084
5,000	EUR	8.000% due 2/26/08	2,084
25,000	DEM	9.000% due 11/19/08	4,966
10,000	EUR	8.250% due 7/6/10	4,055
5,000	DEM	10.250% due 2/6/49	1,074
15,000	DEM	7.000% due 3/18/49	3,111
5,000	EUR	8.500% due 7/1/49	1,986
5,000	DEM	9.000% due 9/19/49	1,008
5,000	DEM	10.500% due 11/14/49	996
365,000		Discount Bonds, 3.500% due 3/31/23 (d)	214,437
		Medium-Term Notes:
15,000,000	ITL	8.000% due 10/30/09	3,018
30,000,000	ITL	4.649% due 7/8/05	6,040
10,000	EUR	10.000% due 2/22/07	4,239
15,000,000	ITL	7.625% due 8/11/07	3,066
10,000	EUR	8.500% due 7/30/10	3,981
10,000	EUR	8.750% due 2/4/49	4,213
5,000,000	ITL	7.000% due 3/18/49	1,047
5,000	EUR	7.125% due 6/10/49	2,029
5,000	EUR	9.250% due 7/20/49	2,033
80,000	EUR	8.125% due 10/4/49	31,838
320,000		Par Bond, Series L-GP, 6.000% due 3/31/23	187,200

			488,721

Brazil - 4.3%

		Federative Republic of Brazil:
100,000		10.125% due 5/15/27	105,250
425,000		12.250% due 3/6/30	516,375
380,000		11.000% due 8/17/40	423,035
651,766		C Bond, 8.000% due 4/15/14	646,470
727,947		DCB, Series L, 3.125% due 4/15/12 (d)	684,270
51,923		FLIRB, Series L, 3.063% due 4/15/09 (d)	51,209
52,944		NMB, Series L, 3.125% due 4/15/09 (d)	51,885

			2,478,494

Bulgaria - 0.1%
65,000		Republic of Bulgaria, 8.250% due 1/15/15 (a)	79,462

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2004

FACE AMOUNT†	SECURITY	VALUE
Chile - 0.3%
175,000	Republic of Chile, Collective Action Securities, 5.500% due 1/15/13	$179,394

Colombia - 1.0%
	Republic of Colombia:
25,000	9.750% due 4/23/09	27,500
75,000	10.500% due 7/9/10	83,625
75,000	10.000% due 1/23/12	82,125
115,000	10.750% due 1/15/13	129,231
175,000	11.750% due 2/25/20	210,438
40,000	10.375% due 1/28/33	42,600

		575,519

Ecuador - 0.5%
280,000	Republic of Ecuador, 12.000% due 11/15/12 (a)	282,100

El Salvador - 0.2%
100,000	Republic of El Salvador, 7.750% due 1/24/23 (a)	109,000

Malaysia - 0.5%
225,000	Petronas Capital Ltd., 7.875% due 5/22/22 (a)	269,627

Mexico - 4.2%
	United Mexican States:
10,000	7.500% due 1/14/12	11,040
760,000	6.625% due 3/3/15	791,350
50,000	11.375% due 9/15/16	71,750
420,000	8.300% due 8/15/31	482,475
195,000	Medium-Term Notes,
	6.375% due 1/16/13	202,166
	Series A:
183,000	5.875% due 1/15/14	182,085
375,000	8.000% due 9/24/22	427,500
210,000	7.500% due 4/8/33	223,545

		2,391,911

Panama - 0.6%
	Republic of Panama:
100,000	7.250% due 3/15/15	100,000
40,000	9.375% due 1/16/23	45,200
50,000	8.875% due 9/30/27	54,125
150,000	9.375% due 4/1/29	172,500

		371,825

Peru - 0.8%
	Republic of Peru:
85,000	9.125% due 2/21/12	96,369
150,000	9.875% due 2/6/15	174,375
50,000	8.750% due 11/21/33	52,375
99,000	FLIRB, 4.500% due 3/7/17 (e)	93,060
21,250	PDI, 5.000% due 3/7/17	19,869

		436,048

The Philippines - 0.7%
	Republic of the Philippines:
125,000	9.375% due 1/18/17	132,500
200,000	10.625% due 3/16/25	215,750
29,166	FLIRB, Series B, 3.438% due 6/1/08 (d)(e)	27,051

		375,301

Russia - 2.9%
125,000	Aries Vermogensverwaltung GmbH, Russian Federation Sovereign Credit-Linked Notes, Series C, 9.600% due 10/25/14 (a)	150,938
	Russian Federation (a):
75,000	12.750% due 6/24/28	123,000
1,345,000	5.000% until 3/31/07, (7.500% thereafter), due 3/31/30 (e)	1,382,391

		1,656,329

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2004

FACE AMOUNT†	SECURITY	VALUE
South Africa - 0.4%
	Republic of South Africa:
75,000	9.125% due 5/19/09	$85,688
150,000	6.500% due 6/2/14	158,063

		243,751

Turkey - 0.9%
	Republic of Turkey:
125,000	11.500% due 1/23/12	152,813
220,000	11.875% due 1/15/30	295,350
75,000	Collective Action Securities, 9.500% due 1/15/14	84,750

		532,913

Ukraine - 0.3%
149,340	Republic of Ukraine, 11.000% due 3/15/07 (a)	160,354

Uruguay - 0.2%
125,000	Republic of Uruguay, 7.250% due 2/15/11	119,375

Venezuela - 0.8%
	Bolivarian Republic of Venezuela:
25,000	5.375% due 8/7/10	22,375
250,000	8.500% due 10/8/14	248,750
	Collective Action Securities:
100,000	10.750% due 9/19/13	112,000
75,000	9.375% due 1/13/34	74,813

		457,938

	TOTAL SOVEREIGN BONDS (Cost - $10,540,479)	11,208,062

LOAN PARTICIPATIONS (d)(f) - 0.1%
Morocco - 0.1%
39,820	Kingdom of Morocco, Tranche A, 2.781% due 1/2/09 (UBS Securities LLC) (Cost - $37,520)	39,223

SHARES
COMMON STOCK (g) - 1.2%
4,310	Continental AFA Dispensing Co. (e)	23,705
2,972	NTL Inc. (g)	189,227
2,533	SpectraSite, Inc. (b)(g)	146,838
4,902	Telewest Global Inc. (b)(g)	87,207
22,438	UnitedGlobalCom Inc., Class A Shares (b)(g)	212,263

	TOTAL COMMON STOCK (Cost - $544,596)	659,240

ESCROW SHARES (e)(g) - 0.0%
100,000	Breed Technologies Inc. (c)	0
125,000	Imperial Sugar Co.	0
75,000	Pillowtex Corp.	0
52,961	Vlasic Foods International, Inc.	1,917

	TOTAL ESCROW SHARES (Cost - $0)	1,917

PREFERRED STOCK - 0.5%
213	Alamosa Holdings, Inc., Series B, 7.500% Cumulative Convertible (b)	184,937
6,000	Delphi Trust I, 8.250% Trust Preferred Securities (b)	111,600
	TCR Holding Corp. (e)(g):
219	Class B Shares	0
121	Class C Shares	0
318	Class D Shares	0
658	Class E Shares	1

	TOTAL PREFERRED STOCK (Cost - $228,903)	296,538

WARRANTS/ RIGHTS
WARRANTS AND RIGHTS - 0.0%
40	American Tower Escrow Corp., (Exercise price of $0.01 per share expiring on 8/1/08. Each warrant exercisable for 14.0953 shares of common stock.) (a)	8,980
114,832	ContiFinancial Corp. Liquidating Trust, Units of Interest, (Represents interests in a trust in the liquidation of ContiFinancial Corp. and its affiliates.)	144
504	Pillowtex Corp., (Exercise price of $28.99 per share expiring on 11/24/09. Each warrant exercisable for 1 share of common stock.) (d)(g)	1

	TOTAL WARRANTS AND RIGHTS (Cost - $2,602)	9,125

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 23.9%
REPURCHASE AGREEMENTS - 7.3%
$ 2,216,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Securities LLC, 2.840% due 4/1/05; Proceeds at maturity - $2,216,175; (Fully collateralized by International Bank for Reconstruction & Development Notes and Bonds and various U.S. Government Agency Obligations 0.000% to 8.875% due 4/19/05 to 11/15/30; Market value - $2,260,320)	$2,216,000
2,000,000	Interest in $617,607,000 joint tri-party repurchase agreement dated 3/31/05 with Goldman Sachs & Co., 2.850% due 4/1/05; Proceeds at maturity - $2,000,158; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.750% due 4/28/05 to 5/15/20; Market value - $2,040,000)	2,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $4,216,000)	4,216,000

SHARES
SECURITIES PURCHASED WITH LOANED SECURITIES COLLATERAL - 16.6%
9,526,517	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $9,526,517)	9,526,517

	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,742,517)	13,742,517

	TOTAL INVESTMENTS - 115.6% (Cost - $65,231,059*)	66,464,577
	Liabilities in Excess of Other Assets - (15.6)%	(8,946,588)

	TOTAL NET ASSETS - 100.0%	$57,517,989

†	Principal amount denominated in U.S. dollars unless otherwise indicated.

(a)	Security is exempt form registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is on loan.

(c)	Security is currently in default.

(d)	Security is valued in good faith by or under the direction of the Board of Directors.

(e)	Rate shown reflects rate in effect at March 31, 2005 on instrument with variable rate or step coupon rate.

(f)	Participation interest were acquired through the financial institutions indicated parenthetically.

(g)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is subtantially the same.

‡	All Argentina bonds had been tendered as of February 25, 2005 under a plan of reorganization of Argentina.

Abbreviations used in this schedule:

C Bond	— Capitalization Bond
DCB	— Debt Conversion Bond
DEM	— German Mark
EUR	— Euro
FLIRB	— Front-Loaded Interest Reduction Bond
ITL	— Italian Lira
NMB	— New Money Bond
PDI	— Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Variable High Yield Bond Fund (“Fund”), a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the last sale price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on the day, at the last sale price. Securities traded in over-the-counter markets, securities for which no sales price was reported and fixed-income securities are valued at the mean between the closing bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Notes to Schedule of Investments (unaudited) (continued)

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,654,201
Gross unrealized depreciation	(1,420,683)

Net unrealized appreciation	$1,233,518

At March 31,2005, the Fund held loan participations with a total cost of $37,520 and a total market value of $39,223.

At March 31, 2005, the Fund loaned securities having a market value of $9,332,214. The Fund received cash collateral amounting to $9,526,517, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/S/ FRANCES GUGGINO
Frances Guggino
Chief Financial Officer

Date	May 27, 2005